Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Principal Accounting Policies
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

Name of Foreign Owned Subsidiaries	Foreign Owned Subsidiaries’ Economic Ownership of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2014	2015
	$	$
Cash and cash equivalents	95,927,942	59,170,627
Accounts receivable, net of allowance for doubtful accounts	117,835,596	111,300,756
Customer deposits	—	38,710,027
Amounts due from related parties	684	13,238,930
Other current assets	31,506,971	42,795,082

Total current assets	245,271,193	265,215,422
Total non-current assets	27,333,289	22,008,141

Total assets	272,604,482	287,223,563

Accounts payable	370,652	327,140
Accrued payroll and welfare expenses	40,946,532	34,784,706
Income tax payable	26,702,856	27,599,392
Other tax payable	15,883,568	17,268,065
Amounts due to related parties	30,147,834	1,418,096
Advance from customers	4,617,183	5,366,944
Liability for accrued marketing and advertising expenses	3,691,831	733,473
Liability for unpaid consideration of acquiring non-controlling interest	25,645,630	7,338,593
Other current liabilities	5,137,314	6,340,375

Total current liabilities	153,143,400	101,176,784
Deferred tax liabilities, non-current	469,579	523,874

Total liabilities	153,612,979	101,700,658

	Year Ended December 31,
	2013	2014	2015
	$	$	$
Total revenues	316,271,620	484,511,682	558,714,556
Cost of revenues	(58,253,716)	(41,218,756)	(48,032,280)
Net income	1,285,139	2,532,232	3,307,694
Net cash provided by operating activities	64,832,510	57,761,765	41,577,844
Net cash used in investing activities	(16,640,090)	(10,927,762)	(13,884,075)
Net cash used in financing activities	(37,824,941)	(14,418,056)	(59,873,366)

Schedule of Property, Plant and Equipment, Useful Life
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2013	2014	2015
	$	$	$
Balance as of January 1	7,393,312	9,353,689	15,471,020
Provisions for doubtful accounts	6,373,132	11,599,708	18,959,895
Write offs	(4,667,466)	(5,437,380)	(6,827,314)
Changes due to foreign exchange	254,711	(44,997)	(1,252,787)

Balance as of December 31	9,353,689	15,471,020	26,350,814

Schedule of the computation of basic and diluted income per share

	Year Ended December 31,
	2013	2014	2015
Net income attributable to Leju ordinary shareholders—basic and diluted	$42,524,962	$66,520,894	$35,330,089

Weighted average number of ordinary shares outstanding—basic	120,000,000	129,320,666	134,528,971
Stock options	—	3,181,434	1,695,003

Weighted average number of ordinary shares outstanding—diluted	120,000,000	132,502,100	136,223,974

Basic earnings per share	$0.35	$0.51	$0.26

Diluted earnings per share	$0.35	$0.50	$0.26

Schedule of antidilutive securities excluded from computation of diluted earnings (loss) per share
	Year Ended December 31,
	2013	2014	2015
Share options and restricted shares	599,333	—	2,464,500